FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments And Risk Management
Cash	$ 1,611	$ 9	$ 38	$ 2,045
Current liabilities	697,319	$ 1,337,235
Accrued interest	$ 2,973